Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company’s condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. These financial statements should be read in conjunction with the Company’s audited financial statements included in the Company’s final prospectus filed with the Securities and Exchange Commission on June 22, 2020. The condensed consolidated financial statements include the accounts of Progenity, Inc., its wholly owned subsidiaries, and an affiliated professional partnership with Avero with respect to which the Company currently has a specific management arrangement. The Company has determined that Avero is a variable interest entity and that the Company is the primary beneficiary resulting in the consolidation of Avero as required by the accounting guidance for consolidation (see Note 3). All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Progenity, Inc., its wholly owned subsidiaries, and an affiliated professional partnership with Avero with respect to which the Company currently has a specific management arrangement. The Company has determined that Avero is a variable interest entity and that the Company is the primary beneficiary resulting in the consolidation of Avero as required by the accounting guidance for consolidation. All significant intercompany balances and transactions have been eliminated in consolidation (see Note 3).

There have been no material changes in the Company’s significant accounting policies, other than the adoption of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2014-09 Revenue from Contracts with Customers (“ASC 606”), described below.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates include the estimate of variable consideration in connection with the recognition of revenue, the valuation of Series B preferred stock, the valuation of stock options, the valuation of goodwill and intangible assets, accrual for reimbursement claims and settlements, assessing future tax exposure and the realization of deferred tax assets, the useful lives and the recoverability of property and equipment. The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. These estimates form the basis for making judgments about the carrying values of assets and liabilities and recorded revenues and expenses that are not readily apparent from other sources. Actual results could differ from those estimates and assumptions.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates include the estimate of variable consideration in connection with the recognition of revenue, the valuation of Series B preferred stock, the valuation of stock options, the valuation of goodwill and intangible assets, accrual for reimbursement claims and settlements, assessing future tax exposure and the realization of deferred tax assets, the useful lives, and the recoverability of property and equipment. The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. These estimates form the basis for making judgments about the carrying values of assets and liabilities and recorded revenues and expenses that are not readily apparent from other sources. Actual results could differ from those estimates and assumptions.

Operating Segments

Operating Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker or decision-making group in making decisions on how to allocate resources and assess performance. The Company views its operations and manages its business as one operating segment. All revenues are attributable to U.S.-based operations and all assets are held in the United States.

Operating Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker or decision-making group in making decisions on how to allocate resources and assess performance. The Company views its operations and manages its business as one operating segment. All revenues are attributable to U.S.-based operations and all assets are held in the United States.

Revenue Recognition

Revenue Recognition

Revenue is recognized in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, the Company follows a five-step process to recognize revenues: 1) identify the contract with the customer, 2) identify the performance obligations, 3) determine the transaction price, 4) allocate the transaction price to the performance obligations and 5) recognize revenues when the performance obligations are satisfied.

Revenue is primarily derived from providing molecular testing products, which are reimbursed through arrangements with third-party payors, laboratory distribution partners, and amounts from individual patients. Third-party payors include commercial payors, such as health insurance companies, health maintenance organizations and government health benefit programs, such as Medicare and Medicaid. The Company’s contracts generally contain a single performance obligation, which is the delivery of the test results, and the Company satisfies its performance obligation at a point in time upon the delivery of the results, which then triggers the billing for the product. The amount of revenue recognized reflects the amount of consideration the Company expects to be entitled to (the “transaction price”) and considers the effects of variable consideration. Revenue is recognized when control of the promised product is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products.

The Company applies the following practical expedients and exemptions:

•

Incremental costs incurred to obtain a contract are expensed as incurred because the related amortization period would have been one year or less. The costs are included in selling and marketing expenses.

•

No adjustments to amounts of promised consideration are made for the effects of a significant financing component because the Company expects, at contract inception, that the period between the transfer of a promised good or service and customer payment for that good or service will be one year or less.

Revenue Recognition

Revenue is recognized in accordance with FASB Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The Company adopted ASC 606 with an initial application date of January 1, 2019 using the modified retrospective method, as discussed under Recent Accounting Pronouncements Adopted below. In accordance with ASC 606, the Company follows a five-step process to recognize revenues: 1) identify the contract with the customer, 2) identify the performance obligations, 3) determine the transaction price, 4) allocate the transaction price to the performance obligations and 5) recognize revenues when the performance obligations are satisfied.

Revenue is primarily derived from providing molecular testing products, which are reimbursed through arrangements with third-party payors, laboratory distribution partners, and amounts from individual patients. Third-party payors include commercial payors, such as health insurance companies, health maintenance organizations and government health benefit programs such as Medicare and Medicaid. The Company’s contracts generally contain a single performance obligation, which is the delivery of the test results, and the Company satisfies its performance obligation at a point in time upon the delivery of the results, which then triggers the billing for the product. The amount of revenue recognized reflects the amount of consideration the Company expects to be entitled (the “transaction price”) and considers the effects of variable consideration. Revenue is recognized when control of the promised product is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products.

The Company has elected to apply the following practical expedients and exemptions:

•

Incremental costs incurred to obtain a contract have been expensed as incurred because the related amortization period would have been one year or less. The costs are included in selling and marketing expenses.

•

No adjustments to amounts of promised consideration were made for the effects of a significant financing component because the Company expects, at contract inception, that the period between the transfer of a promised good or service and customer payment for that good or service will be one year or less.

Payor Concentration

Payor Concentration

The Company relies upon reimbursements from third-party government payors and private-payor insurance companies to collect accounts receivable. The Company’s significant third-party payors and their related accounts receivable balances and revenues as a percentage of total accounts receivable balances and revenues are as follows:

	Percentage of Accounts Receivable
	September 30, 2020	December 31, 2019
Blue Shield of Texas	21.4%	0.1%
Government Health Benefits Programs	20.5%	16.7%
Aetna	6.4%	6.0%
United Healthcare	5.7%	31.5%

	Percentage of Revenue
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Blue Shield of Texas	26.5%	47.2%	35.4%	19.4%
Government Health Benefits Programs(1)	21.9%	(29.4)%	(5.6)%	9.3%
Aetna	7.9%	10.7%	10.7%	8.1%
United Healthcare	5.5%	28.8%	4.9%	30.9%

(1)

The negative amounts presented in the percentage of revenues include accruals for reimbursement claims and settlements included in the estimates of variable consideration recorded during the three and nine months ended September 30, 2020 and 2019. Revenue recognized consider the effects of variable consideration, and include adjustments for estimates of disallowed cases, discounts, and refunds. The variable consideration includes reductions in revenues for the accrual for reimbursement claims and settlements, as described in Notes 4 and 9.

Payor Concentration

The Company relies upon reimbursements from third-party government payors and private-payor insurance companies to collect accounts receivable. The Company’s significant third-party payors and their related revenues as a percentage of total revenues and accounts receivable balances are as follows:

	Percentage of Revenue		Percentage of Accounts Receivable(1)
	Year Ended December 31,		As of December 31,
	2018	2019	2019
United Healthcare	4.5%	30.8%	31.5%
Blue Shield of Texas	19.2%	21.3%	0.1%
Government Health Benefits Programs	23.0%	0.1%	16.7%

(1)

The percentage of accounts receivable at December 31, 2018 is not presented as the majority of the Company’s revenue was recorded as cash was received prior to the adoption of ASC 606 on January 1, 2019 and is therefore not comparable to the amounts at December 31, 2019.

Cost of Sales

Cost of Sales

The components of the Company’s cost of sales are materials and service costs, personnel costs, including stock-based compensation expense, equipment, and infrastructure expenses associated with processing blood and other samples, quality control analyses, shipping charges to transport samples and specimens from ordering physicians, clinics or individuals, third-party laboratory testing products, and allocated overhead including rent, information technology costs, equipment depreciation, and utilities. Costs associated with performing tests are recorded when the test is processed regardless of whether and when revenues are recognized with respect to such test.

Cash and Cash Equivalents including Concentration of Credit Risk

Cash and Cash Equivalents including Concentration of Credit Risk

The Company considers all highly liquid investment instruments purchased with an initial maturity of three months or less to be cash equivalents. The Company limits its exposure to credit loss by placing its cash and cash equivalents in financial institutions with high credit ratings. The Company’s cash and cash equivalents may consist of deposits held with banks, money market funds, or other highly liquid investments that may at times exceed federally insured limits. Cash equivalents are financial instruments that potentially subject the Company to concentrations of risk, to the extent of amounts recorded in the balance sheets. The Company performs evaluations of its cash equivalents and the relative credit standing of these financial institutions and limits the amount of credit exposure with any one institution. Management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Accounts Receivable

Accounts Receivable

Accounts receivable is recorded at the transaction price and considers the effects of variable consideration. The total consideration the Company expects to collect is an estimate and may be fixed or variable. Variable consideration includes reimbursement from third-party payors, laboratory distribution partners, and amounts from individual patients, and is adjusted for disallowed cases, discounts, and refunds using the expected value approach. The Company monitors these estimates at each reporting period based on actual cash collections in order to assess whether a revision to the estimate is required.

Accounts Receivable

Accounts receivable is recorded at the transaction price and considers the effects of variable consideration. The total consideration the Company expects to collect is an estimate and may be fixed or variable. Variable consideration includes reimbursement from third-party payors, laboratory distribution partners, and amounts from individual patients, and is adjusted for disallowed cases, discounts, and refunds using the expected value approach. The Company monitors these estimates at each reporting period based on actual cash collections in order to assess whether a revision to the estimate is required.

Investments

Investments

All investments have been classified as “available-for-sale” and are carried at fair value as determined based upon quoted market prices or pricing models for similar securities at period end. Investments with contractual maturities less than 12 months at the balance sheet date are considered short-term investments. Those investments with contractual maturities 12 months or greater at the balance sheet date are considered long-term investments. A decline in the fair value of any security below cost that is deemed other than temporary results in a charge to earnings and the corresponding establishment of a new cost basis for the security. Dividend and interest income are recognized when earned. Realized gains and losses are included in earnings and are derived using the specific identification method for determining the cost of the securities sold.

Inventory

Inventory

Inventory is stated at lower of cost (first-in, first-out method) or net realizable value. Inventory consists entirely of supplies, which are consumed when the Company is providing its test reports, and therefore the Company does not maintain any work in process or finished goods inventory. The Company reviews its inventory on a regular basis for excess and obsolete inventory based on an estimate for future consumption. Write-downs or losses of inventory are generally due to technological advances or new product introductions in the Company’s laboratory testing products. The Company believes that the estimate used in calculating the inventory provision are reasonable and properly reflect the risk of excess and obsolete inventory. If laboratory operation demand is significantly less than inventory levels, inventory write-downs may be required, which could have a material adverse effect on the Company’s consolidated financial statements. Inventory write-downs amounted to $0.9 million and $0.5 million in 2018 and 2019, respectively.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are stated at cost. Assets acquired under capital leases are stated at the present value of future minimum lease payments. Depreciation is recognized on a straight-line basis over the estimated useful lives of the related assets as follows:

Property and Equipment	Estimated Useful Life (in years)
Computers and software	3
Laboratory equipment	5
Furniture, fixtures, and office equipment	8
Building	15

Assets acquired under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the useful life of the asset. Land is not depreciated.

Goodwill

Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is not amortized but instead is tested annually for impairment at the reporting unit level, or more frequently when events or changes in circumstances indicate that fair value of the reporting unit has been reduced to less than its carrying value. The Company may choose to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.

If, after assessing qualitative factors, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. If deemed necessary, a two-step test is used to identify the potential impairment and to measure the amount of goodwill impairment, if any. The first step is to compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is considered not impaired; otherwise, there is an indication that goodwill may be impaired and the amount of the loss, if any, is measured by performing step two. Under step two, the impairment loss, if any, is measured by comparing the implied fair value of the reporting unit goodwill with the carrying amount of goodwill. No impairment was recorded for the years ended December 31, 2018 and 2019.

Intangible Assets

Intangible Assets

Intangible assets consist of identifiable intangible assets acquired through acquisitions. Identifiable intangible assets include payor relationships, trade names, and noncompete agreements. The Company amortizes payor relationships and trade names using the straight-line method over their useful lives. The Company amortizes noncompete covenants using the straight-line method over the terms of the related agreements. The Company reviews impairment for intangible assets with definite useful lives whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the undiscounted future cash flows the assets are expected to generate. If such review indicates that the carrying amount of intangible assets is not recoverable, the carrying amount of such assets is reduced to fair value. No impairment was recorded for the years ended December 31, 2018 and 2019.

The amortization periods for the acquired intangible assets are:

Intangible Assets	Useful Life (in years)
Trade names	10
Payor relationships	10
Noncompete agreements	6

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company accounts for the impairment of long-lived assets, such as property and equipment, by reviewing these assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company first compares undiscounted future cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted-cash-flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. No impairment was recorded as of December 31, 2018 and 2019.

Repair and Maintenance		Repair and Maintenance The Company incurs maintenance costs on its major equipment. Repair and maintenance costs are expensed as incurred.
Research and Development

Research and Development

Research and development expenses consist primarily of costs associated with performing research and development activities to improve the Company’s tests, to reduce costs, and to develop new products. Research and development expenses also consist of personnel expenses, including salaries, bonuses, stock-based compensation expense, and benefits, and allocated overhead costs. Research and development expenses are expensed as incurred.

Selling and Marketing

Selling and Marketing

Selling and marketing expenses consist primarily of costs for communication, advertising, conferences, and other marketing events. Selling and marketing expenses also consist of personnel expenses, including salaries, bonuses, stock-based compensation expense, benefits, and allocated overhead costs. Selling and marketing expenses are expensed as incurred. Advertising expense for the years ended December 31, 2018 and 2019 amounted to $1.4 million and $2.2 million, respectively.

General and Administrative

General and Administrative

General and administrative expenses consist primarily of personnel costs, including salaries, bonuses, stock-based compensation expense, and benefits, for the Company’s finance and accounting, legal, human resources, and other administrative teams. Additionally, these expenses include professional fees, including audit, legal, and recruiting services. General and administrative expenses are expensed in the period incurred.

Stock-Based Compensation

Stock-Based Compensation

The Company calculates the fair value of stock options using the Black-Scholes option valuation model, which incorporates various assumptions including volatility, expected term and risk-free interest rate. Compensation related to service-based awards are recognized starting on the grant date on a straight-line basis over the vesting period, which is generally four years.

The determination of the fair value of each stock award using this option-pricing model is affected by the Company’s assumptions regarding a number of complex and subjective variables. These variables include, but are not limited to, the expected term of the awards, the expected stock price volatility over the term of the awards, risk-free interest rate, and dividend rate as follows:

Expected Term—The expected term represents the period that the stock-based awards are expected to be outstanding. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. For stock options granted to non-employees, the expected term equals the remaining contractual term of the option from the vesting date.

Expected Volatility—Given the absence of a public trading market, the expected volatility was estimated by taking the average historic price volatility for industry peers, consisting of several public companies in the Company’s industry that are either similar in size, stage, or financial leverage, over a period equivalent to the expected term of the awards.

Risk-Free Interest Rate—The risk-free interest rate is calculated using the average of the published interest rates of U.S. Treasury zero-coupon issues with maturities that are commensurate with the expected term.

Dividend Rate—The dividend yield assumption is zero, as the Company has no plans to make dividend payments.

Effective January 1, 2018, the Company adopted the guidance from ASU No. 2016-09, Compensation—Stock Compensation (Topic 718). As a result, the Company now recognizes the effect of forfeitures as they occur. Additionally, the excess tax benefits and deficiencies on share-based payment awards are recorded as deferred tax assets offset by a valuation allowance.

Net Loss Per Share

Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers all series of preferred stock to be participating securities as the holders of such stock are entitled to receive non-cumulative dividends on an as-converted basis in the event that a dividend is paid on common stock. Under the two-class method, the net loss attributable to common stockholders is not allocated to the preferred stock as the holders of preferred stock do not have a contractual obligation to share in the Company’s losses. Under the two-class method, net income is attributed to common stockholders and participating securities based on their participation rights. Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net loss attributable to common stockholders is calculated by adjusting net loss with dividends to preferred stockholders, if any. As the Company has reported net losses for all periods presented, all potentially dilutive securities are antidilutive and, accordingly, basic net loss per share equals diluted net loss per share.

Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers all series of preferred stock to be participating securities as the holders of such stock are entitled to receive non-cumulative dividends on an as-converted basis in the event that a dividend is paid on common stock. Under the two-class method, the net loss attributable to common stockholders is not allocated to the preferred stock as the holders of preferred stock do not have a contractual obligation to share in the Company’s losses. Under the two-class method, net income is attributed to common stockholders and participating securities based on their participation rights.

Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net loss attributable to common stockholders is calculated by adjusting net loss with dividends to preferred stockholders, if any. As the Company has reported net losses for all periods presented, all potentially dilutive securities are antidilutive and, accordingly, basic net loss per share equals diluted net loss per share.

Equity Method Investment

Equity Method Investment

Investments over which the Company is deemed to exert significant influence but not control are accounted for using the equity method of accounting. For investments accounted for under the equity method of accounting, the Company’s share of income (losses) is included in equity in income of investees in the consolidated statements of operations. As of December 31, 2018, the Company owned a 20% interest in NeoSeq Ltd., a Cayman Islands exempted company (“NeoSeq”), which operated a laboratory in China focused on fetal diagnostic operations for the Asia Pacific market and certain Middle Eastern countries. The Company evaluates the equity method investment for impairment whenever an event or change in circumstances occurs that may have a significant adverse impact on the carrying value of the investment. During the year ended December 31, 2018, NeoSeq completed a financing transaction that diluted the Company’s ownership in NeoSeq. Due to this transaction and continued losses, the Company recorded an other-than-temporary impairment of $1.4 million during the year ended December 31, 2018 within the equity loss of the equity method investee in the accompanying consolidated statements of operations.

On June 27, 2019, the Company sold the Neoseq investment to a third-party for an aggregate price of $0.05 million.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are recognized in the period in which the change in judgment occurs. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Comprehensive Loss	Comprehensive Loss The Company did not have any other comprehensive income or loss for any of the periods presented, and therefore comprehensive loss was the same as the Company’s net loss.	Comprehensive Loss The Company did not have any other comprehensive income or loss for any of the periods presented, and therefore comprehensive loss was the same as the Company’s net loss.
Unaudited Pro Forma Information

Unaudited Pro Forma Information

All outstanding shares of preferred stock will automatically convert into shares of the Company’s common stock upon the closing of a qualified IPO, as defined in the Company’s certificate of incorporation and as described in Note 10. The unaudited pro forma balance sheet information as December 31, 2019 has been prepared assuming the automatic conversion of the preferred stock and vested restricted stock units into shares of common stock assuming the completion of an IPO on December 31, 2019.

The unaudited pro forma net loss per share attributable to common stockholders for the year ended December 31, 2019 has been computed to give effect to the automatic conversion upon the closing of a qualified IPO of preferred stock and vested restricted stock units into common stock using the if-converted method as though such IPO had occurred as of the beginning of the period or the date of issuance, if later.

Recent Accounting Pronouncements Adopted

Recent Accounting Pronouncements Adopted

In June 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting. The standard simplifies the accounting for share-based payments granted to nonemployees for goods and services and aligns most of the guidance on such payments to the nonemployees with the requirements for share-based payments granted to employees. The Company adopted the new accounting standard in fiscal year 2020 using the retrospective transition method for each period presented, which did not have a material impact on the condensed consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes which removes certain exceptions to the general principles of Topic 740, Accounting for Income Taxes (“ASC 740”) and is intended to improve consistency and simplify GAAP in several other areas of ASC 740 by clarifying and amending existing guidance. The Company early adopted ASU No. 2019-12 for the quarter ended March 31, 2020, which did not have a material impact on the condensed consolidated financial statements.

Recent Accounting Pronouncements Adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (ASC 606), which supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition (“ASC 605”), and requires entities to recognize revenue when they transfer control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The Company adopted ASC 606 as of January 1, 2019, using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historical accounting policy under ASC 605.

Upon adoption, the Company recognized the cumulative effect of adopting this guidance as an adjustment to its opening accumulated deficit balance. The Company recorded a one-time increase to opening accounts receivable, net, and a reduction to opening accumulated deficit of $23.7 million as of January 1, 2019. The adjustment was primarily related to the recognition of variable consideration the Company expects to receive that was previously recognized as cash was received under ASC 605. The disclosure of revenue without the adoption of ASC 606 for the year ended December 31, 2019 includes an adjustment for the portion of the Company’s revenue that was previously recognized as cash was received under ASC 605.

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on the Company’s consolidated balance sheets as of January 1, 2019 and December 31, 2019 and statement of operations for the year ended December 31, 2019 was as follows (in thousands, except per share data):

	January 1, 2019
	Under ASC 606	Adoption of ASC 606	Without Adoption of ASC 606
Accounts receivable, net of allowance	$25,618	$(23,666)	$1,952
Accumulated deficit	(118,803)	(23,666)	(142,469)

	As of December 31, 2019
	Under ASC 606	Adoption of ASC 606	Without Adoption of ASC 606
Accounts receivable, net of allowance	$22,189	$(19,168)	$3,021
Accumulated deficit	(348,478)	(19,168)	(367,646)

	Year Ended December 31, 2019
	Revenue under ASC 606	Adoption of ASC 606	Revenue without Adoption of ASC 606(1)
Product revenues	$143,985	$5,068	$149,053

Total revenues	143,985	5,068	149,053

Loss from operations	(140,119)	5,068	(135,051)
Net loss	(148,037)	5,068	(142,969)

Net loss attributable to common stockholders	(228,827)	5,068	(223,759)

Net loss per share attributable to common stockholders, basic and diluted	$(46.87)	$1.04	$(45.83)

(1)

Under ASC 605, revenue was not recognized until cash was received for the majority of the Company’s molecular products. For the portion of the revenue that was not recognized until cash was received under ASC 605, the cash receipts during the year ended December 31, 2019 were greater than the estimated transaction price recognized as revenue as tests were performed during the same period under ASC 606.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This standard is intended to address eight classification issues related to the statement of cash flows to reduce diversity in practice in how certain transactions are classified. The Company adopted the new accounting standard in fiscal year 2019 using the retrospective transition method for each period presented, which did not have a material impact on the consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes FASB ASC Topic 840, Leases (Topic 840), and provides principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method for finance leases or on a straight-line basis over the term of the lease for operating leases. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. In November 2019, the FASB issued ASU No. 2019-10, Leases (Topic 842): Effective Dates. The new standard is effective for the Company for annual reporting periods beginning after December 15, 2020. The Company plans to adopt the new lease standard effective January 1, 2021, using the effective date method with the cumulative effect of the change reflected in retained earnings as of January 1, 2021, if any. The Company plans to elect the package of practical expedients available in the new lease standard, allowing it not to reassess: (a) whether expired or existing contracts contain leases under the new definition of a lease; (b) lease classification for expired or existing leases; and (c) whether previously capitalized initial direct costs would qualify for capitalization under the new lease standard.

The Company continues to monitor FASB activity to assess certain interpretative issues and the associated implementation of the new standard and is in the process of reviewing its lease arrangements, including property, equipment and vehicle leases. The Company is not yet able to estimate the anticipated impact to its consolidated financial statements from the implementation of the new standard as it continues to interpret the principles of the new standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses, which requires the measurement of expected credit losses for financial instruments carried at amortized cost, such as accounts receivable, held at the reporting date based on historical experience, current conditions and reasonable forecasts. The main objective of this standard is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financing Instruments–Credit Losses, which included an amendment of the effective date. The standard is effective for the Company for annual reporting periods beginning after December 15, 2022. The Company does not expect the adoption of this standard to have a significant impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The new standard will simplify the measurement of goodwill by eliminating step two of the two-step impairment test. Step two measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. The new guidance requires an entity to compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. Additionally, an entity should consider income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The standard is effective for the Company for annual reporting periods beginning after December 15, 2021. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes FASB ASC Topic 840, Leases (Topic 840), and provides principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method for finance leases or on a straight-line basis over the term of the lease for operating leases. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The Company is still assessing the impact that the new leasing standard will have on operations and financial position.

In November 2019, the FASB issued ASU No. 2019-10, Leases (Topic 842): Effective Dates. The new standard is effective for the Company for annual reporting periods beginning after December 15, 2020.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses, which requires the measurement of expected credit losses for financial instruments carried at amortized cost, such as accounts receivable, held at the reporting date based on historical experience, current conditions and reasonable forecasts. The main objective of this standard is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financing Instruments–Credit Losses, which included an amendment of the effective date. The Company does not believe the adoption of this standard will have a significant impact on the financial statements. The standard is effective for the Company for annual reporting periods beginning after December 15, 2022.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The new standard will simplify the measurement of goodwill by eliminating step two of the two-step impairment test. Step two measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. The new guidance requires an entity to compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. Additionally, an entity should consider income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The standard is effective for the Company for annual reporting periods beginning after December 15, 2021. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting. The standard simplifies the accounting for share-based payments granted to nonemployees for goods and services and aligns most of the guidance on such payments to the nonemployees with the requirements for share-based payments granted to employees. ASU 2018-07 is effective for the Company for annual reporting periods beginning after December 15, 2019, and interim periods therein. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The Company does not expect the adoption of this ASU to have a material impact on its consolidated financial statements. The standard is effective for the Company for annual reporting periods beginning after December 15, 2019.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying condensed consolidated balance sheet as of September 30, 2020, the statements of operations and the statements of stockholders’ deficit for the three and nine months ended September 30, 2020 and 2019 and the statements of cash flows for the nine months ended September 30, 2020 and 2019 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited annual financial statements and, in the opinion of management, reflect all adjustments, consisting of normal recurring adjustments, that are necessary for the fair statement of the Company’s financial position as of September 30, 2020, and the results of its operations and its cash flows for the three and nine months ended September 30, 2020 and 2019. The financial data and other information disclosed in these notes related to the three and nine months ended September 30, 2020 and 2019 are also unaudited. The results for the three and nine months ended September 30, 2020 are not necessarily indicative of results to be expected for the year ending December 31, 2020, any other interim periods, or any future year or period, particularly in light of the COVID-19 pandemic and its impact on domestic and global economies. The balance sheet as of December 31, 2019 included herein was derived from the audited financial statements as of that date. Certain disclosures have been condensed or omitted from the interim financial statements.